Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Prepaid expenses		₨ 2,657		₨ 3,424
Costs to fulfil contract	[1]	378		205
Costs to obtain contract	[2]	3,277		2,324
Others - Interest receivable from statutory authorities		1,148		4,378
Non-current non-financial asset		7,460	$ 87	10,331
Current
Prepaid expenses		16,917		17,574
Balance with GST and other authorities		6,760		6,029
Advance to suppliers		2,323		3,267
Costs to obtain contract	[2]	1,407		867
Costs to fulfil contract	[1]	131		60
Due from officers and employees		453		343
Defined benefit plan asset, net		472		1,010
Withholding taxes		542		329
Other receivables		123		123
Current non-financial asset		29,128	$ 341	29,602
Total		₨ 36,588		₨ 39,933

[1]	Costs to fulfil contract amortization of ₹ 58, ₹ 60 and ₹ 83 during the years ended March 31, 2023, 2024 and 2025, respectively
[2]	Costs to obtain contract amortization of ₹ 892, ₹ 1,083 and ₹ 1,333 during the years ended March 31, 2023, 2024 and 2025, respectively.